Loss per share - Narrative (Details) - shares		6 Months Ended
	May 18, 2022	Jun. 30, 2024
Earnings per share [abstract]
Potential additional ordinary shares that are considered antidilutive (in shares)		10,257,478
Underwriting agreement, maximum number of shares issued (in shares)	5,200,000